Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
24. Commitments and contingencies
(a) Content fee
The Group has entered into
non-cancelable
agreements for the use of contents owned by certain content providers. As of December 31, 2022, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2023	11,000	1,595
(b) Capital and other commitments
As of December 31, 2022, future minimum payments under
non-cancellable
capital expenditure of the following:

	RMB	US$ (Note 2 (e))
Years Ending December 31,
2023	188	27.26
(c) Litigation
In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. In relation to such matters, the Company currently believes that there are no existing claims or proceedings that are likely to have a material adverse effect on its financial position, results of operations or cash flows, within the next twelve months, or the outcome of these matters is currently not determinable. There are many uncertainties associated with any litigation, and these actions or other third-party claims against the Company may cause the Company to incur costly litigation and/or substantial settlement charges. If any of those events were to occur, the Company’s business, financial condition, results of operations, and cash flows could be adversely affected. The actual liability in any such matters may be materially different from the Company’s estimates, which could result in the need to adjust the liability and record additional expenses.
On August 20, 2020, the Company and certain of its current and former directors and officers were named as defendants in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York. This action is brought on behalf of a putative class of persons who purchased or acquired the Company’s securities pursuant or traceable to the Company’s September 2018 initial public offering or April 2019 secondary public offering, or otherwise acquired the Company’s securities between September 14, 2018 and December 16, 2020 (the “Putative Class Period”). The complaint alleges violations of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Rule
10b-5
promulgated thereunder based on alleged materially false or misleading statements or omissions in offering documents and/ or issued throughout the Putative Class Period. Lead Plaintiff was appointed, and a consolidated amended complaint was filed on January 15, 2021. The Company filed a motion to dismiss such amended complaint and there were no significant developments in the case. No loss contingency was accrued as of December 31, 2022, since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.
In 2022, one of our material subsidiaries and one of the Key VIEs paid fines of RMB82.8 million in aggregate as a result of alleged fraudulent advertisements that an advertising customer placed on the Company’s online platform.
(d) Contingency
In November 2022, requested by the local police, one of our VIE paid an amount of RMB 10.0 million (US$1.4 million) in connection with investigation on alleged fraudulent conduct of an advertising agent which had placed advertisements on one of our mobile applications. The above mentioned payment had been recorded as other expense for the year ended December 31, 2022. Due to the uncertainties of the circumstances, the Company was unable to estimate the contingent liabilities or if there will be any. As of this report date, based on current stage of legal proceedings, such investigation will not have material impact on our subsequent financial statements.